Risk Management - Measurement uncertainty and sensitivity analysis (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) economic_scenario	Dec. 31, 2022 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios, percentage	100.00%
Allowance account for credit losses of financial assets | £	£ 4,514	£ 4,352
Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 16	£ 97
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios	5
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	7 years
Credit risk | Downside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios	2
Credit risk | Upside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios	2